Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2023	May 31, 2019	Jan. 26, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 21,184
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	0
Long-term Debt	0	21,184
Current portion of long-term debt (note 7)	0	21,184
Long-term Debt, Excluding Current Maturities	0	0
Loss on bond repurchases	0	(12,694)	$ 0
Interest Expense	28,009	38,580	68,412
Repayments of Long-term Debt	21,184	56,914	$ 11,229
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					9.25%
Loss on bond repurchases		9,200
Debt Instrument, Repurchase Amount		249,000
Debt Instrument, Repurchase Amount		249,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	21,184
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			81.10%
Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Long-term Debt, Gross		21,200
Debt interest rate						5.00%
Loss on bond repurchases		3,500
Debt Instrument, Repurchased Face Amount		91,000		$ 21,200
Debt Instrument, Repurchase Amount		92,800
Debt Instrument, Repurchase Amount		$ 92,800